Acquisitions, disposals and discontinued operations	12 Months Ended
Dec. 31, 2022
Acquisitions, disposals and discontinued operations
Acquisitions, disposals and discontinued operations
6.	Acquisitions, disposals and discontinued operations

2022

Taxiaggregator

During December 2021 - January 2022, the Group completed a series of transactions related to the acquisition of assets of the Taxiaggregator business combined with the hiring of its employees into an existing Group subsidiary QIWI Technologies LLC. In January 2022, the Group obtained control over the Taxiaggregator business. As a result, the Group owns 80% of the business with the remaining 20% owned by the founder of Taxiaggregator. The acquisition has been accounted for using the acquisition method.

Taxiaggregator is a SaaS platform that provides payment solutions and data analytics tool for taxi companies and taxi drivers. The platform allows drivers to see balances and order history from all aggregators consolidated in real time at a convenient interface and get instant payouts after each trip. The transaction falls within the Group’s strategy to further develop its value proposition in payment segment for self-employed. From the very beginning QIWI has been an exclusive payment partner of Taxiaggregator. The Group’s expenses for information services from the business for the year ended December 31, 2021, amounted to 139.

The consideration measured at fair values comprised the following:

The acquisition date fair value of the Group’s previously held interest	116
Cash consideration	706
Total consideration transferred	822

Cash consideration has been paid in full as of the reporting date (215 during the first quarter 2022 and 491 during the year 2021).

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

Fair value
Net assets acquired:
Intangible assets	233
Software	64
Customer relationships	169
Deferred tax liabilities	(39)
Total identifiable net assets at fair value	194
Group’s share of net assets acquired (80%)	156
Goodwill arising on acquisition	666

The Goodwill resulted as the difference between the Group’s share of the fair value of net assets acquired in the business combination and the consideration paid amounted to 666 and related to the potential synergy with the Payment services segment of the Group. Goodwill was allocated to the Payment services CGU. None of the goodwill recognized is expected to be deductible for income tax purposes.

Revenue and net profit of the Taxiaggregator business from the acquisition date to December 31, 2022 was insignificant.

RealWeb

During December 2022, the Group completed a series of transactions related to the acquisition of subsidiaries of RealWeb group. In the middle of December 2022, the Group obtained control over the RealWeb business. As a result, the Group owns 79% of the business and has the intention to increase its share to 100% during the year 2023. The acquisition has been accounted for using the acquisition method. Pre-existing relationships between the Group and RealWeb were not significant.

6. Acquisitions, disposals and discontinued operations (continued)

Realweb is a leading full-cycle digital marketing service provider in Russia, which provides context and media advertising management services, social network presence, programmatic, CPA and mobile marketing type of services. The transaction allows the Group to attain leading positions in the growing advertising and digital marketing business segments based on RealWeb’s expertise and to further diversify the Group’s product portfolio.

The consideration transferred to the seller comprised cash only and amounted to 1,773.

The provisional fair value of the identifiable assets and liabilities as of the date of the acquisition was:

Net assets acquired:	Fair value
Intangible assets	1,163
Software	792
Trademarks	371
Trade and other receivables	3,286
Cash and cash equivalents	3,089
Other assets	116
Deferred tax	(140)
Trade and other payables	(6,056)
Other liabilities	(273)
Total identifiable net assets at fair value	1,185
Group’s share of net assets acquired (79%)	931
Goodwill arising on acquisition	842

The Group aplied the relief-from-royalty method to determine the fair value of the trademarks and replacement cost approach to determine the fair value of the software. The significant assumptions used to estimate the fair value of the trademarks are the forecasted revenue growth rates, royalty rate and discount rate. The significant assumptions used to estimate the fair value of the software are the number of staff hours required to develop the software and the related personnel costs.

The provisional Goodwill calculated as the difference between the Group’s share of the fair value of the identifiable net assets acquired in the business combination and the consideration paid amounted to 842 and related to the expected synergy with the Group’s existing business. Goodwill was allocated to the new CGU RealWeb. None of the goodwill recognised is expected to be deductible for the income tax purposes.

Revenue of RealWeb business from the acquisition date to the reporting date amounted to 981 and the net profit was insignificant. The management of the Group does not provide the information regarding revenue and profit or loss of the combined entity for the current reporting period as though the acquisition happened on January 1, 2022, due to the fact that RealWeb had no financial statements prepared in accordance with IFRS and therefore preparation of such disclosure would have been impracticable.

Analysis of cash flows on acquisition:	Amount
Cash paid	(1,773)
Net cash acquired with the subsidiaries	3,089
Total cash acquired in business combination	1,316

PYYPL

At the end of September, 2022, the Group acquired a 9.9% stake in Advanced Digital Applications Holding Ltd (ADAH), the parent of PYYPL fintech company that provides financial services for underbanked customers in Middle East and North Africa region. The transaction is in line with the management plans for an expansion to the international Fintech markets. The Group considers having a significant influence over the investee as has a guaranteed seat (one out of three) at its Board of Directors and hence can participate in decision making regarding its relevant activities. Thus, the Group recognizes this investment as an associate and accounts for it under the equity method.

The transaction was financed within the Group’s available cash. As part of the deal, the Group obtained for free the option to increase its stake in the future up to 26% on favorable conditions until the end of April 2024.

6. Acquisitions, disposals and discontinued operations (continued)

The consideration measured at fair values was made by the following:

Cash consideration transferred ($11 million)	660
Fair value of option received from ADAH	(333)
Total consideration	327

Cash consideration has been paid in full as of the reporting date.

The fair value of the identifiable assets and liabilities as of the date of acquisition was:

Net assets acquired:	Fair value
Intangible assets	408
Accounts receivable	610
Cash and cash equivalents	603
Other assets	25
Debt	(512)
Trade and other payables	(204)
Other liabilities	(57)
Total identifiable net assets at fair value	873
Group’s share of net assets acquired (9.9%)	86
Goodwill arising on acquisition	241

Goodwill related to the associate amounted to 241 and is included in the carrying amount of the investment in associate.

2021

Tochka sale

During third quarter 2021, the Group has completed the sale of its 40% stake (45% economic interest) in the capital of its associate company, Tochka to a third party.

The result of disposal is presented below:

Fixed amount	4,947
Amount contingent on Tochka’s earnings for the year 2021	4,647
Dividends received from associate*	532
Carrying amount of disposed investment	(1,949)
Total gain on disposal	8,177
*	Receiving the Dividends was the substantial condition of the transaction and treated as part of the price. Dividends were received after the Group has ceased to apply equity accounting for the associate.

Dividends and fixed amount of cash consideration were received during the third quarter of 2021. Contingent part was received in second quarter of 2022 in the amount of 4,855.

2020

Rocketbank and SOVEST disposal

During the year 2020 the Group disposed of the Rocketbank and SOVEST projects.

The results of the discontinued operations relating to these projects are presented below:

	Year ended December 31, 2020
	Rocketbank	SOVEST	Total
Revenue	1,151	1,463	2,614
Operating costs and expenses:	(2,065)	(2,290)	(4,355)
Cost of revenue (exclusive of items shown separately below)	(604)	(160)	(764)
Selling, general and administrative expenses	(338)	(424)	(762)
Personnel expenses	(986)	(796)	(1,782)
Depreciation and amortization	(111)	(54)	(165)
Credit loss (expense)/income	8	(788)	(780)
Impairment of non-current assets	(34)	(68)	(102)
Loss from operations	(914)	(827)	(1,741)
Loss from sale of Sovest loans’ portfolio	—	(712)	(712)
Foreign exchange gain and loss, net	(25)	—	(25)
Interest income and expenses, net	(25)	(6)	(31)
Loss before tax from discontinued operations	(964)	(1,545)	(2,509)
Income tax benefit	138	63	201
Net loss from discontinued operations	(826)	(1,482)	(2,308)

Earnings per share for discontinued operations
Basic, loss from discontinued operations attributable to ordinary equity holders of the parent			(37.07)
Diluted, loss from discontinued operations attributable to ordinary equity holders of the parent			(36.98)